Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Premiums	$ 38,545	$ 39,067	$ 37,674
Universal life and investment-type product policy fees	9,507	9,946	9,451
Net investment income	19,281	21,153	22,232
Other revenues	1,983	2,030	1,920
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	(84)	(43)	(106)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(6)	(17)	(60)
Other net investment gains (losses)	687	(137)	327
Total net investment gains (losses)	597	(197)	161
Net derivative gains (losses)	38	1,317	(3,239)
Total revenues	69,951	73,316	68,199
Expenses
Policyholder benefits and claims	38,714	39,102	38,107
Interest credited to policyholder account balances	5,610	6,943	8,179
Policyholder dividends	1,388	1,376	1,259
Other expenses	16,769	17,091	16,602
Total expenses	62,481	64,512	64,147
Income (loss) from continuing operations before provision for income tax	7,470	8,804	4,052
Provision for income tax expense (benefit)	2,148	2,465	661
Income (loss) from continuing operations, net of income tax	5,322	6,339	3,391
Income (loss) from discontinued operations, net of income tax	0	(3)	2
Net income (loss)	5,322	6,336	3,393
Less: Net income (loss) attributable to noncontrolling interests	12	27	25
Net income (loss) attributable to MetLife, Inc.	5,310	6,309	3,368
Less: Preferred stock dividends	116	122	122
Preferred stock repurchase premium	42	0	0
Net income (loss) available to MetLife, Inc.’s common shareholders	$ 5,152	$ 6,187	$ 3,246
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders per common share:
Basic	$ 4.61	$ 5.48	$ 2.94
Diluted	4.57	5.42	2.91
Net income (loss) available to MetLife, Inc.’s common shareholders per common share:
Basic	4.61	5.48	2.94
Diluted	4.57	5.42	2.91
Cash dividends declared per common share	$ (1.475)	$ (1.325)	$ (1.010)